Ancora Trust
Ancora Income Fund
Schedule of Investments
March 31, 2022

	Shares	Value	Ticker	Total Cost
Bonds & Corporate Bond Trust Certificated - 6.06%

Baby Bonds - 6.06%
Great Ajax Corp., 7.250%, Convertible Senior Notes, 04/30/2024	15,000	374,850	AJXA	374,054.30
Eagle Point Credit Co., Inc., 6.6875%, Notes 04/30/2028	10,156	256,845	ECCX	246,361.28
Oxford Square Capital Corp., 6.250%, Notes 2026	20,000	507,000	OXSQZ	479,323.45
B. Riley Financial, Inc., 5.00%, 12/31/26	20,000	479,000	RILYG	498,856.25
B. Riley Financial, Inc., 6.375%, Senior Notes	5,000	127,400	RILYM	117,140.50
Scorpio Tankers, Inc., 7.000%, Senior Notes due 2025	23,000	567,663	SBBA	564,511.45
		2,312,758		2,280,247

TOTAL BONDS & CORPORATE BOND TRUST CERTIFICATES (Cost $2,280,247)		2,312,758		2,280,247

Investment Companies - 5.73%

Bond Shares of Beneficial Interest - 1.43%
Aberdeen Asia-Pacific Income Fund, Inc.	50,000	169,000	FAX	153,479.34
Special Opportunities Fund, Inc.	25,204	378,312	SPE	321,772.70
		547,312		475,252

Direct Trust Ceretificates - 0.52%
Affiliated Managers Group 5.875% 03/30/59	8,000	199,840	MGR	197,453.20
		199,840		197,453.20

Senior Securities - 3.78%
AllianzGI Convertible & Income Fund II, 5.500%, Series A	22,500	564,750	NCZ A	554,266.28
Gabelli Dividend & Income Trust, 4.250% Preferred	15,450	322,596	GDV-K	386,250.00
The Gabelli Global Utility & Income Trust, 7.000%, Series B	11,000	556,272	GLU B	573,202.70
		1,443,618		1,513,718.98

TOTAL INVESTMENT COMPANIES (Cost $2,186,424)		2,190,770		2,186,424

Traditional Preferred - 67.23%
Affiliated Managers Group, Inc., 4.750%, Junior Subordinated Notes	5,000	109,800	MGRB	124,850.00
AGNC Investment Corp., 6.125%	20,000	466,600	AGNCP	497,014.35
AGNC Investment Corp., 6.875%, Preferred Series D	23,000	576,380	AGNCM	581,245.19
Annaly Capital Management, Inc., 6.950%, Series F, 09/30/2022	25,000	607,750	NLY F	614,164.85
Apollo Global Management, Inc., 6.375%, Non-Cumulative Pfd., Series A, 3/15/22	25,000	629,000	AAM-A	628,239.87
Arbor Realty Trust Inc., 6.375% 06/02/2026	20,000	450,000	ABR-D	503,225.00
Aspen Insurance Holdings Ltd., 5.625%	8,000	201,840	AHL D	199,488.58
Aspen Insurance Holdings Ltd., Depositary Shares, 5.625%	9,000	222,840	AHL E	225,005.50
Athene Holding Ltd., Depositary Shares, 5.625%, Series B	7,000	173,180	ATH B	178,420.83
Atlanticus Holdings Corp., 6.125%, Class B, @ 11/30/2023	25,100	629,759	ATLCL	629,787.50
Axs 5.500% 12/31/49	20,000	498,000	AXS E	499,574.00
Bank of America Corp., Depositary shares, 5.000%, Series LL	6,500	157,170	BAC N	161,236.40
Bank OZK, 4.625%Perp., 11/15/26	15,000	314,250	OZKAP	375,000.00
Brookfield Infrastructure Partners LP, 5.125%, Class A, Series 13	10,000	205,700	BIP A	251,820.31
Brunswick Corp., 6.500%, Call @ 10/15/23	20,000	519,000	BC-A	529,457.53
Carlyle Finance LLC., 4.625%, 05/15/2061	10,000	217,800	CGABL	249,664.66
Charles Schwab Corp., 5.00%, Perp. Call@ 6/1/27	500,000	498,125	808513CB9	500,000.00
Chicken Soup For The Soul Entertainment, Inc., 9.50%, Non-Cumulative, 07/31/22	20,000	503,000	CSSEN	513,247.00
Citigroup, Inc., 3.875%, Perp. Call 02/18/26 @ 100.00	500,000	472,188	172967MV0	498,125.00
Citizens Financial Group, Inc., Depositary Shares, 5.000%, Series E	12,000	278,400	CFG E	273,666.72
Compass Diversified Holdings, 7.875%, Series C	17,500	453,425	CODI C	413,978.25
Customers Bancorp, Inc., 6.450%, 06/15/2021 Perp.	4,056	102,617	CUBI E	101,435.65
DTE Energy Co., 5.250%, Pfd.	20,000	494,800	DTW	508,594.69
Eagle Point Credit Co., Inc., 5.375%, Call@ 1/31/25	15,000	359,100	ECCV	371,100.00
Energy Transfer Operating, LP, Series E, 7.600%	20,000	495,200	ET E	439,852.65
Entergy Louisiana, LLC, 4.875%, Class B, Call@ 12/30/21	400	10,112	ELC	10,087.00
Enterprise Financial Services Corp., 5%, Non Cumulative Pfd, Series A, 12/15/26	25,000	551,290	EFSCP	625,000.00
Equitable Holdings, Inc., 5.250%, Depositary Shares	14,000	330,260	EQH A	344,475.10
Federal Agricultural Mortgage Corp,5.25%,Non Cumulative, Series F, Call 10/17/25	11,700	273,780	AGM-F	290,231.37
Federal Agricultural Mortgage Corp., 5.750% 07/17/2025 Perp.	15,000	377,250	AGM E	399,000.00
Fifth Third Bancorp, 3.276%, Perp.	500,000	487,500	316773CR9	499,250.00
First Citizens Bancshares, Inc., 5.625%, Non Cumulative, Series C, Call@ 1/4/27	15,000	374,400	FCNCO	367,012.50
Ford Motor Co., 6.200%, Notes 06/01/2059	10,000	256,800	F B	253,266.50
Ford Motor Company, 6.000%, Call 12/01/24 @ $25.00	15,000	381,750	F-C	398,910.50
Gladstone Investment Corp., 4.875%	20,000	499,200	GAINZ	500,000.00
Global Net Lease, Inc., 6.875%, Series B	25,000	626,248	GNL B	596,315.35
Golar LNG Partners LP. 8.750%, 10/31/2022 Perp.	20,000	435,000	GMLPF	484,563.75
Goldman Sachs Group, Inc., 4.125%, Perp. Call 11/10/26 @ 100.00	500,000	469,950	38141GYU2	500,000.00
Green Brick Partners, Inc., 5.75%, Cumulative Preferred, Series A, Call 12/23/26	22,500	551,250	GRBK-A	561,898.25
Highland Income Fund, 5.375%, Series A	22,500	539,100	HFRO A	551,626.34
Huntington Bancshares, 4.500%, 04/15/2026	10,000	209,200	HBANP	248,545.00
JP Morgan Chase and Co. Float Perpetual	250,000	250,000	46625HHA1	249,687.50
JPMorgan Chase & Co. 4.550% 06/01/2026 Perp.	10,000	218,600	JPM K	249,500.00
KeyCorp, 5.65%, Non-Cumulative, Series F, Call@ 12/15/23	20,000	507,800	KEY-J	498,590.35
KKR Group Financial Co. IX LLC, 4.625%, 04/01/2026	5,000	109,800	KKRS	125,000.00
MainStreet Bancshares, Inc., 7.500%, Depositary Shares	6,500	167,700	MNSBP	162,500.00
Morgan Stanley Depositary Shares, 4.875%, Series L	8,200	194,012	MS-L	200,932.80
New Residential Investment Corp., 7.125%, Series B	23,000	566,260	NRZ B	461,211.70
Oaktree Capital Group, LLC, 6.550%, Series B, Preferred Units	11,000	290,070	OAK B	269,049.55
OFS Credit Company, 6.125%, 04/30/2023	20,920	526,347	OCCIO	526,598.68
Oxford Lane Capital Corp., 6.250%, Series 2027, Term Preferred Shares	25,000	621,000	OXLCP	620,907.29
PennyMac Mortgage Investment Trust	23,000	525,550	PMT-C	572,069.08
Priority Income Fund, Inc., 6.00%, Cumulative Preferred, Series H, Call @ 5/6/23	6,825	169,806	PRIF-H	170,873.41
Priority Income Fund, Inc., 6.125%, 06/30/2028	20,000	498,000	PRIF I	499,083.75
Prospect Capital Corp., 5.35%, Cumulative Preferred, Series A, Call @ 07/01/26	15,000	306,150	PSEC-A	322,353.50
Rc 7%	15,000	393,750	RCA	401,040.83
Ready Capital Corp., 6.500%, 06/30/2026 Perp.	23,000	526,700	RC E	575,928.67
Regions Financial Corp., 5.700%, Series C	8,000	208,560	RF C	198,764.80
Signature Bank Depositary Shares, 5.000%, Series A, 12/30/2025	5,000	113,500	SBNYP	124,500.00
Steel Partners Holding LP., 6.000%, Preferred, 02/07/2026	20,000	466,400	SPLP-A	480,430.20
Stifel Financial Corp, 5.20%, Call@ 10/15/22	15,000	373,050	SFB	366,858.50
Summit Hotel Properties, Inc., 6.25%, Cumulative Pfd., Series E, Call 11/13/22	20,000	491,600	INN-E	507,045.21
The Allstate Corp., 5.10%, Non- Cumulative, Series H, Call@ 10/15/24	10,000	248,400	ALL-H	243,573.00
The Southern Co. Series 2020A, 4.950%, Junior Subordinated Notes due 01/30/2080	6,500	156,845	SOJD	161,883.80
TriState Capital Holdings, Inc., Depositary Shares, 6.375%, Series B	11,000	281,600	TSCBP	254,361.57
Triton International Ltd., 5.750%	20,000	473,000	TRTN-E	498,800.00
Truist Financial Corp., Depositary Shares, 4.750%, Series R	8,000	183,120	TFC R	202,448.80
USB Float 3.5%, Perp.	250,000	207,655	91731KAA8	249,215.28
Wells Fargo & Co., 4.375%, 03/15/2026	10,000	209,500	WFC C	246,568.75
WesBanco, Inc., Depositary Shares, 6.750%, Series A	8,000	216,800	WSBCP	207,741.02
Western Alliance BanCorp., Series A, 4,250%, 09/30/2026 Perp.	4,844	117,758	WAL-A	121,100.00
Zion Bancorporation, N.A., 6.95%, Call@ 9/15/23	1,793	47,963	ZIONL	47,886.55
		25,676,309		26,314,881

TOTAL TRADITIONAL PREFERRED (Cost $26,314,881)		25,676,309		26,314,880.78

REIT Preferred Shares - 2.39%
Hudson Pacific Properties, Inc., 4.750%, Cumulative Preferred, Series C,11/16/26	20,000	430,600	HPP-C	500,000.00
Pebblebrook Hotel Trust, 6.300%, Cumulative Preferred, Series F, 12/10/21	20,000	483,402	PEB-F	497,415.78
		914,002		997,415.78

REIT Senior Securities - 1.2%
UMH Properties, Inc., 6.375%, Series D Cumulative Redeemable Preferred Stock	18,000	459,900	UMH D	401,463.12
		459,900		401,463.12

TOTAL REIT SENIOR SECURITIES (Cost $401,463)		1,373,902		1,398,879

Senior Securities - 0.82%
QVC, Inc. 6.250% Senior Secured	5,500	123,750	QVCC	132,707.20
QVC, Inc. 6.375% Senior Secured	8,000	189,120	QVCD	198,556.90
		312,870		331,264.10

Senior Securities (Convertible Preferred) - 2.21%
Becton, Dickinson & Co., 6.000%, Mandatory Convertible Preferred Stock, Series B, 06/01/2023	5,000	264,100	BDXB	274,553.50
Boston Scientific Corp., 5.500%, Mandatory Convertible Preferred Stock, Series A, 06/01/2023	2,000	232,880	BSX A	226,000.00
Nextera Energy, Inc. 6.219% 09/01/2023	6,600	346,764	NEE Q	355,359.08
		843,744		855,912.58

TOTAL SENIOR SECURITIES (Cost $1,187,177)		1,156,614		1,187,176.68

Common Stocks - 7.54%

Capital Markets - 2.1%
AllianceBernstein Holding LP	4,200	197,484	AB	198,780.96
Golub Capital BDC, Inc.	12,500	190,125	GBDC	179,639.05
Hercules Capital Inc.	23,000	415,610	HTGC	389,993.70
		803,219		768,414

Equity Real Estate Investment Trusts (REITs) - 1.2%
Annaly Capital Management, Inc.	18,000	126,720	NLY	138,695.50
Iron Mountain, Inc.	6,000	332,460	IRM	168,409.24
		459,180		307,105

Food Products - 0.56%
Bunge Limited	1,926	213,420	BG	167,932.78
		213,420		167,933

Insurance - 0.31%
Prudential Financial, Inc.	1,000	118,170	PRU	68,078.40
		118,170		68,078

Energy - 1.01%
Enterprise Products Partners L.P.	15,000	387,150	EPD	319,836.00
		387,150		319,836

Metals & Mining - 0.95%
Rio Tinto PLC	4,500	361,800	RIO.N	289,486.95
		361,800		289,487

Multiline Retail - 0.76%
Franchise Group, Inc.	7,000	290,010	FRG	315,642.06
		290,010		315,642

Oil, Gas & Consumable Fuels - 0.65%
Exxon Mobil Corp.	3,000	247,770	XOM	169,916.50
		247,770		169,917

COMMON STOCKS (Cost $2,406,411)		2,880,719		2,406,411

Money Market Funds - 6.57%
First American Funds Government Obligation Class Y 0.89% (b)	2,507,265	2,507,265	FGVXX	2,507,265
		2,507,265		2,507,264.76

TOTAL MONEY MARKET FUNDS (Cost $2,507,265)		2,507,265		2,507,264.76

TOTAL INVESTMENTS (Cost $38,281,284) 99.76%		38,098,337	99.76%	38,281,283.71

Other Assets In Excess of Liabilities - 0.24%		90,779	0.24%

TOTAL NET ASSETS - 100.00%		$ 38,189,116	100.00%

(a) Non-Income producing.
(c) ADR - American Depository Receipt
(d) Adviser owns more than 5% of the outstanding voting shares of the company and is considered an affiliated security.